SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basic and Diluted Net Income (Loss) per Ordinary Share
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	Three Months Ended March 31,
	2021	2020
Ordinary shares subject to possible redemption
Numerator: Earnings allocable to Ordinary shares subject to possible redemption
Interest income	$11,092	$883,757
Unrealized gain on investments held in Trust Account	—	1,092,977
Net income	$11,092	$1,976,734
Denominator: Weighted Average Ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding	17,108,013	22,424,313
Basic and diluted net income per share	$—	$0.09

Non-Redeemable Ordinary Shares
Numerator: Net Loss minus Net Earnings
Net (loss) income	$(78,928,074)	$1,822,107
Net loss allocable to Ordinary shares subject to possible redemption	(11,092)	(1,976,734)
Non-Redeemable Net Loss	$(78,939,166)	$(154,627)
Denominator: Weighted Average Non-Redeemable Ordinary Shares
Basic and diluted weighted average shares outstanding	14,141,750	8,825,687
Basic and diluted net (loss) income per share	$(5.58)	$(0.02)

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	For year ended	For the Period from June 7, 2019 (Inception) through
	December 31, 2020	December 31, 2019
Ordinary shares subject to possible redemption
Numerator: Earnings allocable to Ordinary shares subject to possible redemption
Interest income	$1,545,139	$1,721,223
Unrealized gain on investments held in Trust Account	3,235	106,750
Net income	$1,548,374	$1,827,973
Denominator: Weighted Average Ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding	22,226,328	21,936,952
Basic and diluted net income per share	$0.07	$0.08

Non-Redeemable Ordinary Shares
Numerator: Net Loss minus Net Earnings
Net (loss) income	$(52,021,521)	$5,352,568
Net loss allocable to Ordinary shares subject to possible redemption	(1,548,374)	(1,827,973)
Non-Redeemable Net (Loss) Income	$(53,569,895)	$3,524,595
Denominator: Weighted Average Non-Redeemable Ordinary Shares
Basic and diluted weighted average shares outstanding	9,023,672	8,367,106
Basic and diluted net (loss) income per share	$(5.94)	$0.42